Fair Value of Financial Assets and Liabilities - Summary of Aggregate Deferred Day One Profit (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Balance at beginning of period	¥ 11,030	¥ 12,173
Increase due to new trades	6,970	6,936
Reduction due to redemption, sales or passage of time	(7,122)	(8,079)
Balance at end of period	¥ 10,878	¥ 11,030